Subsequent Events (Q2) (Details) - Acquisitions and Disposition $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 19, 2019 USD ($) ft²	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Sale price		$ 47,857	$ 13,300	$ 82,145	$ 6,486
Winery Square [Member] | Subsequent Event
Subsequent Event [Line Items]
Square footage | ft²	118,370
Sale price	$ 14,250